Organization and Business Overview (Details) - USD ($)		6 Months Ended
	Aug. 14, 2023	Jun. 30, 2026	Aug. 23, 2025	Jun. 06, 2025	Aug. 30, 2023	Aug. 28, 2023	Jul. 13, 2023	Apr. 20, 2012
Organization and Business Overview [Line Items]
Entity incorporated date		Jul. 13, 2023
Contract period		1 year
Authorized shares capital (in Dollars)							$ 50,000
Mapcal Limited [Member] | Third Party [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued							1
Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 1
Acquisitions share	1
Equity interest					89.00%
Mr. Shek Kin Pong [Member] | Third Party [Member]
Organization and Business Overview [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 1
Ordinary shares, shares issued							1
Mr. Shek Kin Pong [Member] | Shareholders [Member]
Organization and Business Overview [Line Items]
Equity interest					100.00%
Power Smart International Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued						889
Subsidiary equity interest percentage.					89.00%
Ocean Serene [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued					45
Cash (in Dollars)					$ 99,724
Subsidiary equity interest percentage.					4.50%
Paramount Fortune [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued					35
Cash (in Dollars)					$ 77,563
Subsidiary equity interest percentage.					3.50%
Prestige Leader [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued					30
Cash (in Dollars)					$ 66,483
Subsidiary equity interest percentage.					3.00%
Common Stock [Member]
Organization and Business Overview [Line Items]
Common stock share authorized							50,000
Ordinary shares, par value (in Dollars per share)				$ 0.00005			$ 1
Ordinary shares, shares issued				5,000,000
Common Stock [Member] | Mapcal Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued							1
Common Stock [Member] | Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued							1	10,000
Common Stock [Member] | Power Smart International Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued			1